Schedule of effective income tax rate reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes at Italy statutory rate	€ (2,794,909)	€ (2,034,663)	€ (1,296,797)
Permanent differences	309,512	(160,133)	(1,189,844)
Other	(171,032)	715	(29,928)
Federal Income tax for Genenta INC	(89,910)	(31,993)	(26,462)
Change in valuation allowance	2,746,339	2,226,074	2,543,031
Total provision expense for income taxes